Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000027570
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CBSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBSYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.13%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), and performed very close to its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, with Class A, I and Advisor Class slightly above and Class C slightly under the blend benchmark. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. The Fund's strategic lower allocation to equities and higher allocation to global bonds, and tactical underweight to commodities were the main contributors to relative underperformance versus the primary benchmark and the blend benchmark. The strategic overweight to commodities helped the relative performance to the blend benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$10,879	$11,820	$10,966	$9,782
06/18	$11,529	$13,130	$11,752	$9,915
06/19	$11,931	$13,961	$12,517	$10,495
06/20	$11,659	$14,358	$13,000	$10,938
06/21	$15,020	$19,964	$16,055	$11,226
06/22	$14,047	$17,102	$13,721	$9,514
06/23	$14,071	$20,267	$15,146	$9,389
06/24	$15,278	$24,360	$16,994	$9,476
06/25	$17,052	$28,320	$19,271	$10,319
06/26	$19,187	$34,363	$21,726	$10,384

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	12.52%	5.02%	6.73%
MSCI World Index (net)	21.34%	11.47%	13.14%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.74%	6.24%	8.07%
Bloomberg Global Aggregate Bond Index	0.62%	-1.55%	0.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 163,530,984
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 523,108	[2]
InvestmentCompanyPortfolioTurnover	5.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$163,530,984
# of Portfolio Holdings	18
Portfolio Turnover Rate	5%Footnote Reference+
Total Advisory Fees Paid (Net)	$523,108Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	35.0%
Governments - Treasuries	8.5%
Inflation-Linked Securities	7.3%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.5%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	37.6%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.3%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,194,910	19.1%
iShares Core MSCI Europe ETF	$13,570,440	8.3%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,469,327	8.2%
iShares Core MSCI Emerging Markets ETF	$8,605,419	5.3%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,658,254	4.7%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$4,874,960	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,307,548	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,826,020	2.3%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 09/18/26	$785,840	0.5%
Canadian Government Bond, 3.50%, due 12/01/57	$481,977	0.3%
Total	$88,774,695	54.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027567
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class A
Trading Symbol	CABNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABNX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.38%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), and performed very close to its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, with Class A, I and Advisor Class slightly above and Class C slightly under the blend benchmark. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. The Fund's strategic lower allocation to equities and higher allocation to global bonds, and tactical underweight to commodities were the main contributors to relative underperformance versus the primary benchmark and the blend benchmark. The strategic overweight to commodities helped the relative performance to the blend benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
06/16	$9,573	$10,000	$10,000	$10,000
06/17	$10,382	$11,820	$10,966	$9,782
06/18	$10,971	$13,130	$11,752	$9,915
06/19	$11,334	$13,961	$12,517	$10,495
06/20	$11,047	$14,358	$13,000	$10,938
06/21	$14,193	$19,964	$16,055	$11,226
06/22	$13,245	$17,102	$13,721	$9,514
06/23	$13,229	$20,267	$15,146	$9,389
06/24	$14,335	$24,360	$16,994	$9,476
06/25	$15,956	$28,320	$19,271	$10,319
06/26	$17,907	$34,363	$21,726	$10,384

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	12.23%	4.76%	6.46%
Class A (with sales charges)	7.47%	3.85%	6.00%
MSCI World Index (net)	21.34%	11.47%	13.14%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.74%	6.24%	8.07%
Bloomberg Global Aggregate Bond Index	0.62%	-1.55%	0.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 163,530,984
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 523,108	[4]
InvestmentCompanyPortfolioTurnover	5.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$163,530,984
# of Portfolio Holdings	18
Portfolio Turnover Rate	5%Footnote Reference+
Total Advisory Fees Paid (Net)	$523,108Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	35.0%
Governments - Treasuries	8.5%
Inflation-Linked Securities	7.3%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.5%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	37.6%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.3%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,194,910	19.1%
iShares Core MSCI Europe ETF	$13,570,440	8.3%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,469,327	8.2%
iShares Core MSCI Emerging Markets ETF	$8,605,419	5.3%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,658,254	4.7%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$4,874,960	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,307,548	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,826,020	2.3%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 09/18/26	$785,840	0.5%
Canadian Government Bond, 3.50%, due 12/01/57	$481,977	0.3%
Total	$88,774,695	54.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027569
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class C
Trading Symbol	CBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.14%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), and performed very close to its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, with Class A, I and Advisor Class slightly above and Class C slightly under the blend benchmark. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. The Fund's strategic lower allocation to equities and higher allocation to global bonds, and tactical underweight to commodities were the main contributors to relative underperformance versus the primary benchmark and the blend benchmark. The strategic overweight to commodities helped the relative performance to the blend benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$10,763	$11,820	$10,966	$9,782
06/18	$11,292	$13,130	$11,752	$9,915
06/19	$11,572	$13,961	$12,517	$10,495
06/20	$11,192	$14,358	$13,000	$10,938
06/21	$14,275	$19,964	$16,055	$11,226
06/22	$13,223	$17,102	$13,721	$9,514
06/23	$13,116	$20,267	$15,146	$9,389
06/24	$14,097	$24,360	$16,994	$9,476
06/25	$15,579	$28,320	$19,271	$10,319
06/26	$17,352	$34,363	$21,726	$10,384

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	11.38%	3.98%	5.67%
Class C (with sales charges)	10.38%	3.98%	5.67%
MSCI World Index (net)	21.34%	11.47%	13.14%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.74%	6.24%	8.07%
Bloomberg Global Aggregate Bond Index	0.62%	-1.55%	0.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 163,530,984
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 523,108	[6]
InvestmentCompanyPortfolioTurnover	5.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$163,530,984
# of Portfolio Holdings	18
Portfolio Turnover Rate	5%Footnote Reference+
Total Advisory Fees Paid (Net)	$523,108Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	35.0%
Governments - Treasuries	8.5%
Inflation-Linked Securities	7.3%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.5%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	37.6%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.3%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,194,910	19.1%
iShares Core MSCI Europe ETF	$13,570,440	8.3%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,469,327	8.2%
iShares Core MSCI Emerging Markets ETF	$8,605,419	5.3%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,658,254	4.7%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$4,874,960	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,307,548	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,826,020	2.3%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 09/18/26	$785,840	0.5%
Canadian Government Bond, 3.50%, due 12/01/57	$481,977	0.3%
Total	$88,774,695	54.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027573
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class I
Trading Symbol	CABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.12%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), and performed very close to its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, with Class A, I and Advisor Class slightly above and Class C slightly under the blend benchmark. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. The Fund's strategic lower allocation to equities and higher allocation to global bonds, and tactical underweight to commodities were the main contributors to relative underperformance versus the primary benchmark and the blend benchmark. The strategic overweight to commodities helped the relative performance to the blend benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$10,886	$11,820	$10,966	$9,782
06/18	$11,544	$13,130	$11,752	$9,915
06/19	$11,962	$13,961	$12,517	$10,495
06/20	$11,691	$14,358	$13,000	$10,938
06/21	$15,067	$19,964	$16,055	$11,226
06/22	$14,094	$17,102	$13,721	$9,514
06/23	$14,119	$20,267	$15,146	$9,389
06/24	$15,338	$24,360	$16,994	$9,476
06/25	$17,104	$28,320	$19,271	$10,319
06/26	$19,239	$34,363	$21,726	$10,384

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	12.49%	5.01%	6.76%
MSCI World Index (net)	21.34%	11.47%	13.14%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.74%	6.24%	8.07%
Bloomberg Global Aggregate Bond Index	0.62%	-1.55%	0.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 163,530,984
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 523,108	[8]
InvestmentCompanyPortfolioTurnover	5.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$163,530,984
# of Portfolio Holdings	18
Portfolio Turnover Rate	5%Footnote Reference+
Total Advisory Fees Paid (Net)	$523,108Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	35.0%
Governments - Treasuries	8.5%
Inflation-Linked Securities	7.3%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.5%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	37.6%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.3%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	48.1%
Other assets less liabilities	-2.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,194,910	19.1%
iShares Core MSCI Europe ETF	$13,570,440	8.3%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,469,327	8.2%
iShares Core MSCI Emerging Markets ETF	$8,605,419	5.3%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,658,254	4.7%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$4,874,960	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,307,548	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,826,020	2.3%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 09/18/26	$785,840	0.5%
Canadian Government Bond, 3.50%, due 12/01/57	$481,977	0.3%
Total	$88,774,695	54.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[2]	Based on the Period from December 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[4]	Based on the Period from December 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[6]	Based on the Period from December 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[8]	Based on the Period from December 1, 2025 to June 30, 2026.